Contingent Liabilities and Legal Proceedings - Additional Information (Detail) ₨ / shares in Units, € in Millions, £ in Millions, $ in Millions, ₨ in Billions	6 Months Ended				12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£) Petition	Dec. 31, 2017 USD ($) Petition	Jun. 30, 2015 GBP (£)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 GBP (£) shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2014 GBP (£) ₨ / shares	Jun. 30, 2013	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 GBP (£)	Jun. 30, 2014 INR (₨)
Disclosure of contingent liabilities [line items]
Ownership Interest in subsidiary	100.00%	100.00%	100.00%	100.00%
United Spirits Limited [member]
Disclosure of contingent liabilities [line items]
Shares percentage of additional equivalent payments required to be made to shareholders			0.04%	0.04%
Diageo Holdings Netherlands BV [member] | Watson Limited [member] | Standard Chartered Bank (SCB) [member]
Disclosure of contingent liabilities [line items]
Facility payment under guarantee agreement					£ 96	$ 141
UBHL [member] | United Spirits Limited [member]
Disclosure of contingent liabilities [line items]
Acquisition price per share | ₨ / shares									₨ 1,440
SPA [member] | United Spirits Limited [member]
Disclosure of contingent liabilities [line items]
Date of acquisition										Nov. 09, 2012
Business acquisition number of shares acquired | shares							21,767,749	21,767,749
Business acquisition, percentage of interest acquired							14.98%		14.98%					14.98%
Total consideration							£ 349		₨ 349					₨ 31.3
Ownership Interest in subsidiary					54.78%	54.78%
Ownership interest by external party					2.38%	2.38%
Completion date of original acquisition							Jul. 04, 2013	Jul. 04, 2013
SPA [member] | UBHL [member]
Disclosure of contingent liabilities [line items]
Number of pending winding-up petitions | Petition			5	5
SPA [member] | UBHL [member] | United Spirits Limited [member]
Disclosure of contingent liabilities [line items]
Business acquisition number of shares acquired | shares							10,141,437	10,141,437
Business acquisition, percentage of interest acquired							6.98%		6.98%					6.98%
Contingent Liability for Guarantees [member] | Diageo Holdings Netherlands BV [member] | Watson Limited [member] | Standard Chartered Bank (SCB) [member]
Disclosure of contingent liabilities [line items]
Guarantee provided in respect of bank facility							£ 92	$ 135
Tax Contingent Liability [member] | France [member]
Disclosure of contingent liabilities [line items]
Interest and penalties	£ 214										€ 241
Tax Contingent Liability [member] | Maximum [member]
Disclosure of contingent liabilities [line items]
Interest and penalties													£ 278
Tax Contingent Liability [member] | Maximum [member] | Brazil [member]
Disclosure of contingent liabilities [line items]
Interest and penalties	260
Tax Contingent Liability [member] | Maximum [member] | India [member]
Disclosure of contingent liabilities [line items]
Interest and penalties	130
25 February agreement [member] | Watson Limited [member]
Disclosure of contingent liabilities [line items]
Claim or damages related to breach of associated security documents			£ 96	$ 141
Damages related to breach of associated security documents			£ 105	$ 142
Percentage of damages claimed			50.00%	50.00%
25 February agreement [member] | Dr Mallya [member]
Disclosure of contingent liabilities [line items]
Payment relating to disengagement agreements			£ 53	$ 75
Global non-compete, non-interference, non-solicitation and standstill commitments term			5 years	5 years
Consideration payment period			5 years	5 years
Agreement date			Feb. 25, 2016	Feb. 25, 2016
Payment relating to disengagement agreements			£ 28	$ 40
Amount payable in equal installments to Dr Mallya			5									$ 7
Installment not liable to pay related to breaches of several provisions			5	7
Demanding the repayment of original amount paid	£ 28	$ 40	28	$ 40
Counter claim payment			5									$ 7
25 February agreement [member] | United Breweries Overseas Limited [member]
Disclosure of contingent liabilities [line items]
Claim or damages related to breach of associated security documents			£ 30